LEASE - (Details)	12 Months Ended
Dec. 31, 2019
LEASE
Term of lease	5 years
Lessee, Operating Lease, Existence of Option to Extend [true false]	false
Lessee, Operating Lease, Existence of Option to Terminate [true false]	false
Minimum
LEASE
Renewal term	2 years
Maximum
LEASE
Renewal term	5 years